Share-based payments (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Disclosure of share-based payment schemes

	Charge for the year
	2025	2024	2023
	£m	£m	£m
Share Value Plan and Deferred Share Value Plan	353	319	284
Others	259	178	191
Total equity settled	612	497	475
Cash settled	40	10	4
Total Share-based payments	652	507	479

Disclosure of share option and award plans	The weighted average fair value per award granted, weighted average share price at the date of exercise/release of shares during the year, weighted average contractual remaining life and number of options and awards outstanding (including those exercisable) at the balance sheet date were as follows:

	2025				2024
	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding	Weighted average fair value per award granted in year	Weighted average share price at exercise/ release during year	Weighted average remaining contractual life	Number of options/ awards outstanding
	£	£	in years	(000s)	£	£	in years	(000s)
SVP and DSVP[1,2]	2.86	3.09	1	438,402	1.52	1.74	1	504,825
Others[1,3]	1.46-3.55	3.04-3.99	0-3	210,182	0.81-2.10	1.71-2.12	0-3	240,029

Disclosure of movements in options and awards	The movement in the number of options and awards for the major schemes and the weighted average exercise price of options was:

	SVP and DSVP[1,2]		Others[1,3]
	Number (000s)		Number (000s)		Weighted average exercise price (£)
	2025	2024	2025	2024	2025	2024
Outstanding at beginning of year/acquisition date	504,825	495,724	240,029	288,755	1.19	1.06
Granted in the year	144,110	224,385	102,649	132,013	2.99	1.79
Exercised/released in the year	(190,408)	(191,471)	(123,832)	(163,322)	1.01	0.95
Less: forfeited in the year	(20,125)	(23,813)	(7,874)	(15,164)	1.44	1.19
Less: expired in the year	—	—	(790)	(2,253)	1.19	1.25
Outstanding at end of year	438,402	504,825	210,182	240,029	1.54	1.19
Of which exercisable:	—	—	39,755	25,164	0.95	1.23
Notes:
1Options/award granted over Barclays PLC shares.
2Weighted average exercise price is not applicable for SVP and DSVP awards as these are not share option schemes.
3The number of awards within Others at the end of the year principally relates to Sharesave (number of awards exercisable at end of year was 22,046,433 (2024:
5,343,579)). The weighted average exercise price relates to Sharesave.